Accounts Receivable, Net - Summary Of Movement Of Bad Debt Provision For Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance at beginning of year	¥ (63,173)	¥ (62,087)	¥ (10,397)
Provisions for doubtful accounts	5,213	(7,504)	(53,312)
Write-off	54,247	6,418	1,622
Balance at end of year	¥ (3,713)	¥ (63,173)	¥ (62,087)